Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2019 shares SFr / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares SFr / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares SFr / shares	Dec. 31, 2016 shares
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,981,629	1,981,629	1,618,856	1,618,856	1,359,891	1,687,900
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 5.24	$ 5.41	SFr 9.79	$ 9.97	SFr 9.70
Weighted average share price of common share options exercised (in dollars per share) | (per share)	4.22	4.36
Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	0.15	5.15
Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 9.53	$ 12.30
CHF 0.15 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	301,750	301,750
CHF 0.15 [Member] | Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2020	2020
CHF 0.15 [Member] | Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2026	2026
CHF 9.53 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	234,355	234,355
Expiration Dates	2027	2027
USD 5.15 to USD 12.30 [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,445,524	1,445,524
USD 5.15 to USD 12.30 [Member] | Bottom of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2028	2028
USD 5.15 to USD 12.30 [Member] | Top of Range [Member]
Outstanding options, exercise price range and expiry dates [Abstract]
Expiration Dates	2029	2029